Fair Value of Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Summary of Estimated Fair Value and Carrying Amount of Financial Instruments

The following table summarizes the estimated fair value and carrying amount of our financial instruments:

		December 31, 2015		December 31, 2014
	Fair value hierarchy(1)	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value

Assets:
Notes hedges	2	241	241	203	203
Other financial assets	2	47	47	44	44
Derivative instruments-assets	2	2	2	2	2

Liabilities:
Short-term debt	2	(22)	(22)	(12)	(12)
Short-term debt (bonds)	2	(534)	(535)	(8)	(8)
Long-term debt (bonds)	2	(7,669)	(7,723)	(3,003)	(3,079)
2019 Cash Convertible Senior Notes	2	(972)	(1,260)	(930)	(1,176)
Other long-term debt	2	(15)	(15)	(3)	(3)
Notes Embedded Conversion Derivative	2	(241)	(241)	(203)	(203)
Warrants	2	(168)	(168)	(136)	(136)
Derivative instruments-liabilities	2	(4)	(4)	(4)	(4)

(1)	Transfers between the levels of fair value hierarchy are recognized when a change in circumstances would require it.